Document and Entity Information	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Entity Registrant Name	SYNEOS HEALTH, INC.
Entity Central Index Key	0001610950
Entity Emerging Growth Company	false
Entity File Number	001-36730
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	27-3403111
Entity Address, Address Line One	1030 Sync Street
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560-5468
City Area Code	(919)
Local Phone Number	876-9300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock,$0.01 par value per share
Trading Symbol	SYNH
Security Exchange Name	NASDAQ